Loans and line of credit (Details Narrative)				1 Months Ended														12 Months Ended
	Mar. 04, 2020	Apr. 04, 2019 USD ($) $ / shares	Feb. 08, 2018 CHF (SFr)	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 30, 2022 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2022 USD ($) $ / shares shares	Apr. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2021	Sep. 27, 2021	Jun. 30, 2021 USD ($)	Jun. 29, 2021 USD ($) shares	Jun. 29, 2021 CHF (SFr) shares	Mar. 26, 2020 CHF (SFr)	Apr. 24, 2018 USD ($) shares	Apr. 24, 2018 CHF (SFr) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CHF (SFr) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 CHF (SFr) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CHF (SFr) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CHF (SFr) shares	Dec. 31, 2022 CHF (SFr)
Line of Credit Facility [Line Items]
Proceeds received from debt																		$ 2,000,000				$ 646,000
Proceeds from convertible debt																		4,820,000		44,362,000		22,053,000
Debt discount																		168,000		$ 1,057,000		458,000
the "L1 Facility" | Convertible Debt
Line of Credit Facility [Line Items]
Unamortized debt discount				$ 133,471														133,471
Convertible debt				1,266,529									$ 22,000,000					$ 1,266,529
Proceeds from convertible debt												$ 11,000,000
Convertible debt rights													WISeKey has the right to request L1 to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance	WISeKey has the right to request L1 to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance
Legal expenses													$ 36,745
Commissions													802,500
Principal value of initital tranche													220,000
Subscription fee													$ 220,000
Subscription fees, shares issued | shares													145,953	145,953
Warrants issued | shares																		29,225,645	29,225,645	11,858,831	11,858,831
Debt discount																		$ 87,795		$ 185,528
Debt conversion expense																		366,116		325,424
Unamortized debt discount				304,019														304,019		1,376,983
Unconverted notes payable				1,400,000														1,400,000
the "L1 First Amendment" | Convertible Debt
Line of Credit Facility [Line Items]
Proceeds from convertible debt																				$ 17,000,000
Convertible debt rights											WISeKey has the right to request L1 to subscribe for four “accelerated” note tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties
Warrants issued | shares																				3,078,963	3,078,963
Exercise price | $ / shares																				$ 5
Fair value at grant																				$ 479,872
Fair value of debt																				17,819,019
Debt discount																				445,331
the "L1 Second Amendment" | Convertible Debt
Line of Credit Facility [Line Items]
Convertible debt rights									WISeKey has the right to request L1 to subscribe for five “additional accelerated” note tranches
Convertible debt rights, note tranches, additional information									USD 1 million and USD 5 million each or any other amount agreed between the parties, up until March 2, 2024, subject to certain conditions. The terms and conditions of the L1 Additional Accelerated Tranches issued under the L1 Second Amendment remain the same as the terms and conditions of the L1 Facility except for the conversion price of the L1 Additional Accelerated Tranches which is the New L1 Conversion Price.
the ("L1 Facility") Initial Tranche | Convertible Debt
Line of Credit Facility [Line Items]
Converted debt																		2,800,000		8,200,000
the ("L1 Facility") Accelerated Tranche | Convertible Debt
Line of Credit Facility [Line Items]
Converted debt																		$ 4,300,000		$ 5,300,000
the ("L1 Facility") Accelerated Tranche #1 | Convertible Debt
Line of Credit Facility [Line Items]
Proceeds from convertible debt									$ 1,000,000
Warrants issued | shares									457,927
Exercise price | $ / shares									$ 5.00
Fair value at grant									$ 9,881
Fair value of debt									1,077,895
Debt discount									$ 9,084
Market price | $ / shares									$ 0.481
the ("L1 Facility") Accelerated Tranche #2 | Convertible Debt
Line of Credit Facility [Line Items]
Proceeds from convertible debt								$ 500,000
Warrants issued | shares								280,439
Exercise price | $ / shares								$ 5.00
Fair value at grant								$ 2,975
Fair value of debt								538,515
Debt discount								$ 2,747
Market price | $ / shares								$ 0.4295
the ("L1 Facility") Accelerated Tranche #3 | Convertible Debt
Line of Credit Facility [Line Items]
Proceeds from convertible debt							$ 1,000,000
Warrants issued | shares							987,755
Exercise price | $ / shares							$ 5.00
Fair value of debt							$ 1,077,182
Market price | $ / shares							$ 0.258
the ("L1 Facility") Accelerated Tranche #4 | Convertible Debt
Line of Credit Facility [Line Items]
Proceeds from convertible debt						$ 1,000,000
Warrants issued | shares						1,216,216
Exercise price | $ / shares						$ 5.00
Fair value of debt						$ 991,385
Market price | $ / shares						$ 0.201
the ("L1 Facility") Accelerated Tranche #5 | Convertible Debt
Line of Credit Facility [Line Items]
Proceeds from convertible debt					$ 700,000
Warrants issued | shares					908,746
Exercise price | $ / shares					$ 5.00
Fair value of debt					$ 693,669
Market price | $ / shares					$ 0.1752
the ("L1 Facility") Accelerated Tranche #6 | Convertible Debt
Line of Credit Facility [Line Items]
Proceeds from convertible debt				$ 800,000
Warrants issued | shares				1,060,626
Exercise price | $ / shares				$ 5.00														$ 5.00
Fair value of debt				$ 792,592														$ 792,592
Market price | $ / shares				$ 0.172														$ 0.172
the "Anson Facility" | Convertible Debt
Line of Credit Facility [Line Items]
Debt conversion, shares issued | shares																		14,351,699	14,351,699	8,228,262	8,228,262
Outstanding available				$ 5,500,000														$ 5,500,000
Convertible debt													$ 22,000,000
Proceeds from convertible debt												$ 11,000,000
Convertible debt rights										WISeKey has the right to request Anson to subscribe for four “accelerated” note tranches of up to USD 2,750,000 each or any other amount agreed between the parties
Legal expenses													4,197
Commissions													802,500
Subscription fee													$ 220,000
Subscription fees, shares issued | shares													145,953	145,953
Fair value of shares issued for subscription fee													$ 200,871	SFr 183,901
Debt discount																		79,707		$ 248,449
Converted debt																				9,800,000
Unamortized debt discount				222,195														222,195		1,182,876
Convertible debt rights, additional information												WISeKey has the right to request Anson to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance
Debt conversion expense																		460,956
the ("Anson Facility") First Amendment | Convertible Debt
Line of Credit Facility [Line Items]
Proceeds from convertible debt																				$ 16,500,000
Convertible debt rights											WISeKey has the right to request Anson to subscribe for four Anson Accelerated Tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. The terms and conditions of the Anson Accelerated Tranches issued under the Anson First Amendment remain the same as the terms and conditions of the Anson Facility except for the conversion price of the Anson Accelerated Tranches which is set at 90% of the lowest daily volume-weighted average price of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date, regardless of the conversion amount
Warrants issued | shares																				2,821,922	2,821,922
Exercise price | $ / shares																				$ 5
Fair value at grant																				$ 480,046
Fair value of debt																				17,000,080
Debt discount																				453,095
the ("Anson Facility") Initial Tranche | Convertible Debt
Line of Credit Facility [Line Items]
Converted debt																		1,200,000
the ("Anson Facility") Accelerated Tranches | Convertible Debt
Line of Credit Facility [Line Items]
Converted debt																		5,500,000
Production Capacity Investment Loan Agreement
Line of Credit Facility [Line Items]
Maturity date					Dec. 31, 2025
Unamortized debt discount				511,128	$ 511,128													511,128
Proceeds from loan agreement					$ 2,000,000
Loan payable				2,000,000														2,000,000
Loan payable, carrying value				1,488,872														1,488,872
UBS SA "Covid Loans" | Line of Credit
Line of Credit Facility [Line Items]
Line of credit | SFr															SFr 571,500
Maturity date															Mar. 30, 2028
Credit facility, outstanding				$ 451,852														$ 451,852										SFr 417,700
Repayment of lines of credit | SFr																			SFr 83,800		SFr 70,000
WISeCoin AG | ExWorks
Line of Credit Facility [Line Items]
Line of credit		$ 4,000,000
Credit facility, accrued interest		80,000
Credit facility, maximum borrowing capacity		$ 4,080,000
Maturity date		Apr. 04, 2020
Conversion price per WISeCoin Security Tokens | $ / shares		$ 12.42
Unamortized debt discount		$ 160,000
Credit facility, outstanding																				4,030,000
Common Shares - Class B | the "L1 Facility" | Convertible Debt
Line of Credit Facility [Line Items]
Fair value of shares issued for subscription fee													$ 200,871	SFr 183,901
Standyby Equity Distribution Agreement ("SEDA")
Line of Credit Facility [Line Items]
Equity financing commitment | SFr			SFr 50,000,000
Maturity date	Mar. 31, 2023
Standby equity distribution agreement, additional information			WISeKey has the right to make drawdowns under the SEDA, at its discretion, by requesting Yorkville to subscribe for (if the WIHN Class B Shares are issued out of authorized share capital) or purchase (if the WIHN Class B Shares are delivered out of treasury) WIHN Class B Shares worth up to CHF 5,000,000 by drawdown, subject to certain exceptions and limitations (including the exception that a drawdown request by WISeKey shall in no event cause the aggregate number of WIHN Class B Shares held by Yorkville to meet or exceed 4.99% of the total number of shares registered with the commercial register of the Canton of Zug). The purchase price will be 93% of the relevant market price at the time of the drawdown, determined by reference to a ten-day trading period following the draw down request by WISeKey.
Commitment fee																$ 524,231	SFr 500,000
Proceeds received from debt																				$ 380,568	SFr 363,876	$ 1,208,569	SFr 1,134,246	$ 1,111,764	SFr 1,107,931	$ 1,755,378	SFr 1,749,992
Outstanding available | SFr																												SFr 45,643,955
Standyby Equity Distribution Agreement ("SEDA") | Common Shares - Class B
Line of Credit Facility [Line Items]
Debt conversion, shares issued | shares																100,000	100,000			219,599	219,599	889,845	889,845	490,814	490,814	540,539	540,539